Warrant Liability - Additional Information (Details) - USD ($)		6 Months Ended
	May 13, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Warrant Liability [Line Items]
Total proceeds			$ 450,085,000
Fair value of warrant liability		$ 81,700,000
Warrant liability assessed		83,300,000
Fair value loss of warrant liability		$ 1,600,000
Ordinary Shares
Warrant Liability [Line Items]
Price per share		$ 0.0001		$ 0.0001
Warrant Liability
Warrant Liability [Line Items]
Fair value of warrant liability	$ 81,700,000
Warrant liability assessed		$ 83,300,000
Fair value loss of warrant liability		$ 1,600,000
Warrant Liability | PIPE Offering | Ordinary Shares
Warrant Liability [Line Items]
Number of shares issued	20,809,850
Price per share	$ 0.0001
Purchase price per ordinary share	$ 14.41625
Total proceeds	$ 300,000,000
Warrant exercisable exercise price per share	$ 20.00
Warrant Liability | PIPE Offering | Ordinary Shares | Top of Range
Warrant Liability [Line Items]
Warrant exercisable	10,000,000